Segment Information	12 Months Ended
Apr. 30, 2024
Disclosure of operating segments [abstract]
Segment Information [Text Block]

12. Segment Information

The Company has one operating segment, principally mineral exploration.

Geographic Information

The Company's non-current assets, excluding non-current deposits, by location of assets are as follows:

	April 30, 2024	April 30, 2023
	$	$
Canada	628,123	1,465,890
Mexico	215,141,354	163,116,453
	215,769,477	164,582,343